As filed with the Securities and Exchange Commission on February 28, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2018

Date of reporting period:  December 31, 2017

Item 1. Schedules of Investments.

Scharf Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Shares	COMMON STOCKS - 91.05%	Value
	Auto Components - 2.32%
622,740	Gentex Corp.	$13,046,403
	Chemicals - 3.20%
43,995	Sherwin-Williams Co.	18,039,710
	Communications Equipment - 2.14%
133,682	Motorola Solutions, Inc.	12,076,832
	Diversified Financial Services - 5.37%
152,615	Berkshire Hathaway, Inc. - Class B (a)	30,251,345
	Energy Equipment & Services - 2.12%
177,255	Schlumberger, Ltd.	11,945,214
	Food & Staples Retailing - 6.89%
224,425	CVS Health Corp.	16,270,812
310,945	Walgreens Boots Alliance, Inc.	22,580,826
		38,851,638
	Food Products - 3.13%
155,175	Hershey Co.	17,613,914
	Health Care Providers & Services - 3.23%
116,670	McKesson Corp.	18,194,687
	Health Care Technology - 1.93%
161,582	Cerner Corp. (a)	10,889,011
	Insurance - 6.03%
189,096	Aon plc	25,338,864
57,360	Willis Towers Watson plc	8,643,578
		33,982,442
	Internet & Direct Marketing Retail - 4.06%
13,160	Priceline Group, Inc. (a)	22,868,658
	IT Services - 3.41%
270,300	Cognizant Technology Solutions Corp. - Class A	19,196,706
	Media - 10.96%
690,392	Comcast Corp. - Class A	27,650,200
252,847	Time Warner, Inc.	23,127,915
102,335	Walt Disney Co.	11,002,036
		61,780,151
	Multiline Retail - 4.01%
242,885	Dollar General Corp.	22,590,734
	Pharmaceuticals - 4.22%
95,540	Allergan plc	15,628,433
96,884	Novartis AG - ADR	8,134,381
		23,762,814
	Road & Rail - 2.28%
122,200	Kansas City Southern	12,857,884
	Software - 14.24%
215,505	CDK Global, Inc.	15,361,196
400,625	Microsoft Corp.	34,269,463
648,215	Oracle Corp.	30,647,605
		80,278,264
	Specialty Retail - 8.02%
182,343	Advance Auto Parts, Inc.	18,177,774
449,150	L Brands, Inc.	27,047,813
		45,225,587
	Technology Hardware, Storage & Peripherals - 3.49%
116,233	Apple, Inc.	19,670,111
	TOTAL COMMON STOCKS (Cost $427,756,489)	513,122,105

	PREFERRED STOCKS - 2.60%
	Semiconductors & Semiconductor Equipment - 2.60%
7,500	Samsung Electronics Co., Ltd. (b)	14,642,006
	TOTAL PREFERRED STOCKS (Cost $6,156,952)	14,642,006

Shares/Principal Amount	SHORT-TERM INVESTMENTS - 6.49%	Value
	Money Market Fund - 4.19%
23,653,239	First American Treasury Obligations Fund, Class Z, 1.17% (c)	23,653,239
	TOTAL MONEY MARKET FUND (Cost $23,653,239)	23,653,239

	U.S. Treasury Bill - 2.30%
$12,950,000	0.99%, 1/11/18 (d)	12,946,439
	TOTAL U.S. TREASURY BILL (Cost $12,946,439)	12,946,439
	TOTAL SHORT-TERM INVESTMENTS (Cost $36,599,678)	36,599,678

	Total Investments in Securities (Cost $470,513,119) - 100.14%	564,363,789
	Liabilities in Excess of Other Assets - (0.14)%	(784,245)
	TOTAL NET ASSETS - 100.00%	$563,579,544

ADR	American Depository Receipt

(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of December 31, 2017.
(d)	Rate show is the discount rate at December 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
 GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Balanced Opportunity Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Shares	COMMON STOCKS - 63.41%	Value
	Auto Components - 1.55%
47,530	Gentex Corp.	$995,753
	Capital Markets - 0.44%
6,758	Oaktree Cap Group, LLC	284,512
	Chemicals - 2.29%
3,599	Sherwin-Williams Co.	1,475,734
	Communications Equipment - 1.45%
10,345	Motorola Solutions, Inc.	934,567
	Diversified Financial Services - 3.72%
12,081	Berkshire Hathaway, Inc. - Class B (a)	2,394,696
	Energy Equipment & Services - 1.33%
12,705	Schlumberger, Ltd.	856,190
	Food & Staples Retailing - 4.93%
18,460	CVS Health Corp.	1,338,350
25,310	Walgreens Boots Alliance, Inc.	1,838,012
		3,176,362
	Food Products - 2.20%
12,468	Hershey Co.	1,415,243
	Health Care Providers & Services - 2.23%
9,225	McKesson Corp.	1,438,639
	Health Care Technology - 1.29%
12,285	Cerner Corp. (a)	827,886
	Insurance - 4.05%
14,578	Aon plc	1,953,452
4,350	Willis Towers Watson plc	655,502
		2,608,954
	Internet & Direct Marketing Retail - 2.77%
1,027	Priceline Group, Inc. (a)	1,784,659
	IT Services - 2.37%
21,450	Cognizant Technology Solutions Corp. - Class A	1,523,379
	Media - 7.66%
54,652	Comcast Corp. - Class A	2,188,812
20,004	Time Warner, Inc.	1,829,766
8,462	Walt Disney Co.	909,750
		4,928,328
	Multiline Retail - 2.79%
19,310	Dollar General Corp.	1,796,023
	Pharmaceuticals - 3.01%
7,900	Allergan plc	1,292,282
7,669	Novartis AG - ADR	643,889
		1,936,171
	Road & Rail - 1.66%
10,180	Kansas City Southern	1,071,140
	Software - 9.55%
15,045	CDK Global, Inc.	1,072,408
31,165	Microsoft Corp.	2,665,854
50,936	Oracle Corp.	2,408,254
		6,146,516
	Specialty Retail - 5.69%
15,122	Advance Auto Parts, Inc.	1,507,512
35,785	L Brands, Inc.	2,154,973
		3,662,485
	Technology Hardware, Storage & Peripherals - 2.43%
9,227	Apple, Inc.	1,561,485
	TOTAL COMMON STOCKS (Cost $33,315,043)	40,818,722

	PREFERRED STOCKS - 5.99%
	Closed-End Fund - 3.34%
42,653	GDL Fund - Series B	2,146,725
	Semiconductors & Semiconductor Equipment - 2.65%
875	Samsung Electronics Co., Ltd. (b)	1,708,234
	TOTAL PREFERRED STOCKS (Cost $2,897,245)	3,854,959

Principal
Amount	CORPORATE BONDS - 8.62%	Value
	Communications Equipment - 0.63%
	Motorola Solutions, Inc.
$400,000	3.50%, 9/1/2021	406,372
	Computer and Electronic Product Manufacturing - 0.16%
	Digital Equipment Corp.
89,000	7.75%, 4/1/2023	100,829

	Consumer Finance - 0.25%
	American Express Credit Corp.
62,000	1.875%, 11/5/2018	61,980
	American Express Co.
100,000	1.55%, 5/22/2018	99,893
		161,873
	Diversified Telecommunication Services - 0.42%
	AT&T, Inc.
137,000	2.375%, 11/27/2018	137,450
130,000	5.80%, 2/15/2019	134,942
		272,392
	Food & Staples Retailing - 0.13%
	Walgreens Boots Alliance, Inc.
82,000	2.70%, 11/18/2019	82,534
	Health Care Equipment & Supplies - 0.02%
	Abbott Laboratories
11,000	2.35%, 11/22/2019	11,017
	Health Care Providers & Services - 0.05%
	Express Scripts Holding Co.
34,000	2.25%, 6/15/2019	33,957
	Insurance - 0.06%
	American International Group, Inc.
6,000	5.85%, 1/16/2018	6,008
34,000	2.30%, 7/16/2019	33,987
		39,995
	Media - 0.07%
	Comcast Corp.
31,000	5.875%, 2/15/2018	31,160
	Viacom, Inc.
11,000	2.75%, 12/15/2019	10,989
		42,149
	Multiline Retail - 0.07%
	Dollar General Corp.
45,000	1.875%, 4/15/2018	44,977
	Petroleum and Coal Products Manufacturing - 2.36%
	Murphy Oil USA, Inc.
1,022,000	6.00%, 8/15/2023	1,070,545
425,000	5.625%, 5/1/2027	447,929
		1,518,474
	Rail Transportation - 0.25%
	Canadian Pacific Railway Co.
160,000	6.50%, 5/15/2018	162,636
	Restaurants and Other Eating Places - 0.52%
	McDonald's Corp.
335,000	5.35%, 3/1/2018	337,009
	Securities and Commodity Contracts Intermediation and Brokerage - 3.14%
	Goldman Sachs Group, Inc.
2,281,000	4.00%, (3 Month LIBOR + 0.7675%), 6/1/2043 (c)	2,022,106
	Specialty Retail - 0.39%
	Advance Auto Parts, Inc.
50,000	5.75%, 5/1/2020	53,309
	L Brands, Inc.
31,000	8.50%, 6/15/2019	33,829
56,000	7.00%, 5/1/2020	61,320
90,000	6.625%, 4/1/2021	99,000
		247,458
	Technology Hardware, Storage & Peripherals - 0.10%
	Apple, Inc.
41,000	1.30%, 2/23/2018	40,981
	HP, Inc.
25,000	2.75%, 1/14/2019	25,107
		66,088
	TOTAL CORPORATE BONDS (Cost $5,124,420)	5,549,866

	MUNICIPAL BONDS - 5.97%
	California Health Facilities Financing Authority, Revenue Bonds, Chinese Hospital Association
10,000	3.00%, 6/1/2024, Series 2012	10,416
	California Health Facilities Financing Authority, Revenue Bonds, Persons with Developmental Disabilities
80,000	7.11%, 2/1/2021 , Series 2011B	87,586
145,000	7.875%, 2/1/2026, Series 2011B	163,699
	California State, General Obligation, Highway Safety, Traffic Reduction, Air Quality and Port Security Bonds
90,000	6.509%, 4/1/2039, Series 2009B	102,656
	California State, General Obligation, Various Purpose
125,000	6.20%, 10/1/2019	134,014
405,000	5.60%, 11/1/2020	443,195

745,000	6.65%, 3/1/2022, Series 2010	846,253
980,000	7.95%, 3/1/2036, Series 2010	1,094,827
	Commonwealth of Massachusetts, Build America Bonds
205,000	4.20%, 12/1/2021	215,100
	State of California, Build America Bonds
35,000	5.70%, 11/1/2021	39,054
15,000	4.988%, 4/1/2039	16,702
	State of Connecticut, Build America Bonds
100,000	4.807%, 4/1/2022	105,012
240,000	5.20%, 12/1/2022	260,198
25,000	5.30%, 12/1/2023	27,554
10,000	5.027%, 4/1/2024	10,539
	State of Florida, Build America Bonds
10,000	4.65%, 6/1/2020	10,365
	State of Georgia, Build America Bonds
5,000	4.503%, 11/1/2025	5,385
	State of Georgia, Economic Development Bonds
10,000	3.24%, 10/1/2020	10,242
	State of Georgia, School Construction Bonds
15,000	4.35%, 2/1/2029	16,143
	State of Illinois, Build America Bonds
100,000	5.547%, 4/1/2019	102,680
20,000	5.727%, 4/1/2020	20,856
	State of Maryland, Build America Bonds
10,000	4.10%, 3/1/2020	10,445
20,000	4.20%, 3/1/2021	21,222
5,000	4.55%, 8/15/2024	5,201
	State of Michigan, General Obligation, School Loan and Refunding Bonds
40,000	6.95%, 11/1/2020, Series 2009A	45,270
	State of Ohio, Build America Bonds
35,000	4.621%, 4/1/2020	37,003
	TOTAL MUNICIPAL BONDS (Cost $3,915,575)	3,841,617

	U.S. TREASURY NOTE - 1.92%
	U.S. Treasury Note - 1.92%
1,245,000	1.50%, 11/30/2019	1,236,100
	TOTAL U.S. TREASURY NOTE (Cost $1,238,571)	1,236,100

Shares/Principal Amount	SHORT-TERM INVESTMENTS - 13.98%	Value
	Money Market Fund - 3.34%
2,150,674	First American Treasury Obligations Fund, Class Z, 1.17%, (d)	2,150,674
	TOTAL MONEY MARKET FUND (Cost $2,150,674)	2,150,674
	U.S. Treasury Bills - 10.64%
$675,000	1.023%, 1/4/2018 (e)	674,942
694,000	1.026%, 1/25/2018 (e)	693,525
694,000	1.037%, 2/1/2018 (e)	693,380
695,000	1.067%, 2/22/2018 (e)	693,929
695,000	1.269%, 3/8/2018 (e)	693,383
695,000	1.272%, 3/15/2018 (e)	693,207
675,000	1.348%, 3/29/2018 (e)	672,801
675,000	1.351%, 4/26/2018 (e)	672,088
685,000	1.431%, 5/24/2018 (e)	681,106
685,000	1.486%, 6/21/2018 (e)	680,164
	TOTAL U.S. TREASURY BILLS (Cost $6,852,026)	6,848,525
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,002,700)	8,999,199

	Total Investments in Securities (Cost $55,493,554) - 99.89%	64,300,463
	Other Assets in Excess of Liabilities - 0.11%	71,809
	TOTAL NET ASSETS - 100.00%	$64,372,272

ADR	American Depository Receipt

(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Variable rate security. Rate shown reflects the rate in effect as of December 31, 2017.
(d)	Rate shown is the 7-day annualized yield as of December 31, 2017.
(e)	Rate show is the discount rate at December 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Global Opportunity Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Shares	COMMON STOCKS - 93.40%	Value
	Airlines - 1.74%
5,100	Ryanair Holdings plc - ADR (a)	$531,369
	Auto Components - 2.26%
29,261	Gentex Corp.	613,018
11,208	Nexen Corp. (b)	79,463
		692,481
	Automobiles - 0.48%
4,600	Subaru Corp. (b)	146,277
	Chemicals - 2.96%
2,206	Sherwin-Williams Co.	904,548
	Diversified Financial Services - 3.44%
5,306	Berkshire Hathaway, Inc. - Class B (a)	1,051,755
	Food & Staples Retailing - 7.53%
15,855	CVS Health Corp.	1,149,487
15,880	Walgreens Boots Alliance, Inc.	1,153,206
		2,302,693
	Food Products - 4.70%
8,210	Hershey Co.	931,917
5,892	Nestle SA - ADR	506,535
		1,438,452
	Health Care Providers & Services - 5.12%
415	Aetna, Inc.	74,862
1,250	AmerisourceBergen Corp.	114,775
1,625	Anthem, Inc.	365,641
6,477	McKesson Corp.	1,010,088
		1,565,366
	Household Durables - 2.26%
15,391	Sony Corp. - ADR	691,826
	Insurance - 5.46%
86,900	AIA Group Ltd. (b)	741,328
6,924	Aon plc	927,816
		1,669,144
	Internet & Direct Marketing Retail - 3.42%
601	Priceline Group, Inc. (a)	1,044,382
	IT Services - 5.07%
14,825	Cognizant Technology Solutions Corp. - Class A	1,052,872
4,373	Visa, Inc. - Class A	498,609
		1,551,481
	Media - 9.08%
29,431	Comcast Corp. - Class A	1,178,712
10,545	Time Warner, Inc.	964,551
5,890	Walt Disney Co.	633,234
		2,776,497
	Multiline Retail - 2.43%
7,992	Dollar General Corp.	743,336
	Personal Products - 1.65%
7,477	Kao Corp. - ADR (a)	505,258
	Pharmaceuticals - 5.97%
7,971	Allergan plc	1,303,896
6,219	Novartis AG - ADR	522,147
		1,826,043
	Road & Rail - 3.88%
11,280	Kansas City Southern	1,186,882
	Software - 11.62%
13,261	CDK Global, Inc.	945,244
14,584	Microsoft Corp.	1,247,515
28,775	Oracle Corp.	1,360,482
		3,553,241
	Specialty Retail - 10.41%
9,921	Advance Auto Parts, Inc.	989,025
28,000	L Brands, Inc.	1,686,160
2,115	O'Reilly Automotive, Inc. (a)	508,742
		3,183,927

	Technology Hardware, Storage & Peripherals - 0.95%
1,711	Apple, Inc.	289,553
	Wireless Telecommunication Services - 2.97%
22,827	SoftBank Corp. - ADR (a)	907,487
	TOTAL COMMON STOCKS (Cost $25,104,936)	28,561,998

	PREFERRED STOCKS - 6.60%
	Auto Components - 0.57%
14,157	Nexen Corp. (b)	69,691
19,043	Nexen Tire Corp. (b)	102,993
		172,684
	Capital Markets - 0.22%
2,000	Korea Investment Holdings Co., Ltd. (b)	67,722
	Containers & Packaging - 0.04%
5,450	NPC (b)	12,956
	Personal Products - 0.57%
2,269	AMOREPACIFIC Group (b)	124,201
75	LG Household & Health Care Ltd. (b)	48,900
		173,101
	Semiconductors & Semiconductor Equipment - 5.20%
815	Samsung Electronics Co., Ltd. (b)	1,591,098
	TOTAL PREFERRED STOCKS (Cost $1,201,312)	2,017,561

Contracts (100 shares per contract)	PURCHASED OPTION - 0.01%	Value
	SPDR S&P 500 ETF Trust - Put Option
139	Expiration: January 19, 2018
	Exercise Price $250.00
	Notional amount: $3,709,354	3,892
	TOTAL PURCHASED OPTION (Cost $89,226)	3,892

Shares	MONEY MARKET FUND - 0.20%	Value
62,085	First American Treasury Obligations Fund, Class Z, 1.17%, (c)	62,085
	TOTAL MONEY MARKET FUND (Cost $62,085)	62,085

	Total Investments in Securities (Cost $26,457,559) - 100.21%	30,645,536
	Liabilities in Excess of Other Assets - (0.21)%	(65,747)
	TOTAL NET ASSETS - 100.00%	$30,579,789

ADR	American Depository Receipt
ETF	Exchange-Traded Fund
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of December 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

	Country Allocation
		% of Net
	Country	Assets
	United States	78.2%
	Japan	7.4%
	Republic of Korea	6.9%
	Switzerland	3.4%
	Hong Kong	2.4%
	Ireland	1.7%
		100.0%

Scharf Alpha Opportunity Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Shares	COMMON STOCKS - 99.88%	Value
	Airlines - 0.97%
2,200	Ryanair Holdings plc - ADR (a)	$229,218
	Auto Components - 3.16%
35,547	Gentex Corp. (d)	744,710
	Chemicals - 4.12%
2,367	Sherwin-Williams Co. (d)	970,565
	Communications Equipment - 3.07%
8,001	Motorola Solutions, Inc. (d)	722,810
	Diversified Financial Services - 5.65%
6,715	Berkshire Hathaway, Inc. - Class B (a) (d)	1,331,047
	Energy Equipment & Services - 2.22%
7,770	Schlumberger, Ltd. (d)	523,620
	Food & Staples Retailing - 6.35%
9,740	CVS Health Corp. (d)	706,150
10,885	Walgreens Boots Alliance, Inc. (d)	790,469
		1,496,619
	Food Products - 4.12%
8,540	Hershey Co.	969,375
	Health Care Providers & Services - 3.44%
5,190	McKesson Corp. (d)	809,381
	Health Care Technology - 1.84%
6,428	Cerner Corp. (a) (d)	433,183
	Insurance - 5.61%
6,850	Aon plc (d)	917,900
2,675	Willis Towers Watson plc (d)	403,096
		1,320,996
	Internet & Direct Marketing Retail - 3.87%
524	Priceline Group, Inc. (a) (d)	910,576
	IT Services - 3.77%
12,507	Cognizant Technology Solutions Corp. - Class A (d)	888,247
	Media - 11.01%
28,527	Comcast Corp. - Class A (d)	1,142,507
10,636	Time Warner, Inc.	972,875
4,440	Walt Disney Co.	477,344
		2,592,726
	Multiline Retail - 4.23%
10,709	Dollar General Corp. (d)	996,044
	Pharmaceuticals - 5.48%
5,220	Allergan plc (d)	853,887
5,215	Novartis AG - ADR (d)	437,851
		1,291,738
	Road & Rail - 3.33%
7,455	Kansas City Southern (d)	784,415
	Software - 14.50%
7,223	CDK Global, Inc.	514,855
17,740	Microsoft Corp. (d)	1,517,481
29,250	Oracle Corp. (d)	1,382,940
		3,415,276
	Specialty Retail - 8.79%
8,220	Advance Auto Parts, Inc. (d)	819,452
20,780	L Brands, Inc. (d)	1,251,371
		2,070,823
	Technology Hardware, Storage & Peripherals - 4.35%
5,161	Apple, Inc. (d)	873,396
126	Samsung Electronics Co., Ltd. (b)	150,948
		1,024,344
	TOTAL COMMON STOCKS (Cost $20,579,967)	23,525,713

	MONEY MARKET FUND - 0.27%
63,376	First American Treasury Obligations Fund, Class Z, 1.17%, (c)	63,376
	TOTAL MONEY MARKET FUND (Cost $63,376)	63,376

	Total Investments in Securities (Cost $20,643,343) - 100.15%	23,589,089
	Liabilities in Excess of Other Assets - (0.15)%	(35,058)
	TOTAL NET ASSETS - 100.00%	$23,554,031

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of December 31, 2017.
(d)	All or a portion of the security has been segregated for open short positions.

Schedule of Securities Sold Short at December 31, 2017 (Unaudited)
Shares	EXCHANGE-TRADED FUND - 55.40%	Value
48,898	SPDR S&P 500 ETF Trust	$13,048,920
	Total Securities Sold Short (Proceeds $10,564,153)	$13,048,920

ETF	Exchange-Traded Fund

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Funds
Notes to Schedule of Investments
December 31, 2017 (Unaudited)

Note 1 – Securities Valuation

The Scharf Fund, the Scharf Balanced Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities, including common stocks, preferred stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt securities, such as corporate bonds, asset-backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy. Exchange-traded options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.

Other derivative instruments, including rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of December 31, 2017:

Scharf Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$165,511,532	$-	$-	$165,511,532
Consumer Staples	56,465,553	-	-	56,465,553
Energy	11,945,214	-	-	11,945,214
Financials	64,233,788	-	-	64,233,788
Health Care	52,846,511	-	-	52,846,511
Industrials	12,857,884	-	-	12,857,884
Information Technology	131,221,913	-	-	131,221,913
Materials	18,039,710	-	-	18,039,710
Total Common Stocks	513,122,105	-	-	513,122,105
Preferred Stocks
Information Technology	14,642,006	-	-	14,642,006
Total Preferred Stocks	14,642,006	-	-	14,642,006
Money Market Fund	23,653,239			23,653,239
U.S. Treasury Bill	-	12,946,439	-	12,946,439
Total Short-Term Investments	23,653,239	12,946,439	-	36,599,678
Total Investments in Securities	$551,417,350	$12,946,439	$-	$564,363,789

Scharf Balanced Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$13,167,249	$-	$-	$13,167,249
Consumer Staples	4,591,605	-	-	4,591,605
Energy	856,190	-	-	856,190
Financials	5,288,161	-	-	5,288,161
Health Care	4,202,696	-	-	4,202,696
Industrials	1,071,140	-	-	1,071,140
Information Technology	10,165,947	-	-	10,165,947
Materials	1,475,734	-	-	1,475,734
Total Common Stocks	40,818,722	-	-	40,818,722
Preferred Stocks
Closed-End Funds	-	2,146,725	-	2,146,725
Information Technology	1,708,234	-	-	1,708,234
Total Preferred Stocks	1,708,234	2,146,725	-	3,854,959
Fixed Income
Corporate Bonds	-	5,549,866	-	5,549,866
Municipal Bonds	-	3,841,617	-	3,841,617
U.S. Treasury Note	-	1,236,100	-	1,236,100
Total Fixed Income	-	10,627,583	-	10,627,583
Money Market Fund	2,150,674	-	-	2,150,674
U.S. Treasury Bills	-	6,848,525	-	6,848,525
Total Short-Term Investments	2,150,674	6,848,525	-	8,999,199
Total Investments in Securities	$44,677,630	$19,622,833	$-	$64,300,463

Scharf Global Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$9,278,724	$-	$-	$9,278,724
Consumer Staples	4,246,404	-	-	4,246,404
Financials	2,720,899	-	-	2,720,899
Health Care	3,391,410	-	-	3,391,410
Industrials	1,718,251	-	-	1,718,251
Information Technology	5,394,275	-	-	5,394,275
Materials	904,548	-	-	904,548
Telecommunications	907,487	-	-	907,487
Total Common Stocks	28,561,998	-	-	28,561,998
Preferred Stocks
Consumer Discretionary	172,684	-	-	172,684
Consumer Staples	173,101	-	-	173,101
Financials	67,722	-	-	67,722
Information Technology	1,591,098	-	-	1,591,098
Materials	12,956	-	-	12,956
Total Preferred Stocks	2,017,561	-	-	2,017,561
Purchased Option	3,892	-	-	3,892
Money Market Fund	62,085	-	-	62,085

Total Investments in Securities	$30,645,536	$-	$-	$30,645,536

Scharf Alpha Opportunity Fund

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$7,314,879	$-	$-	$7,314,879
Consumer Staples	2,465,994	-	-	2,465,994
Energy	523,620	-	-	523,620
Financials	2,652,043	-	-	2,652,043
Health Care	2,534,302	-	-	2,534,302
Industrials	1,013,633	-	-	1,013,633
Information Technology	6,050,677	-	-	6,050,677
Materials	970,565	-	-	970,565
Total Common Stocks	23,525,713	-	-	23,525,713
Money Market Fund	63,376	-	-	63,376
Total Investments in Securities	$23,589,089	$-	$-	$23,589,089

Liabilities:
Securities Sold Short
Exchange-Traded Funds	$13,048,920	$-	$-	$13,048,920
Total Securities Sold Short	$13,048,920	$-	$-	$13,048,920

Refer to the Funds’ schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at December 31, 2017, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended December 31, 2017.

Note 2 - Leverage and Short Sales

The Scharf Alpha Opportunity Fund may use leverage in connection with its investment activities and may affect short sales of securities. Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

 With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes. In lieu of maintaining cash or high-grade securities in a segregated account to cover the Fund’s short sale obligations, the Fund may earmark cash or high-grade securities on the Fund’s records or hold offsetting positions.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
     Douglas G. Hess, President/Chief Executive
     Officer/Principal Executive Officer

Date 2/20/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
     Douglas G. Hess, President/Chief Executive
     Officer/Principal Executive Officer

Date 2/20/2018

By (Signature and Title)* /s/ Cheryl L. King
 Cheryl L. King, Treasurer/Principal Financial Officer

Date 2/20/2018

* Print the name and title of each signing officer under his or her signature.